Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of December 31, 2020 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.4%
	Basic Materials: 6.6%
1,400,000	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	$1,423,625	0.2
130,000	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	132,713	0.0
2,710,000 (1)	Cleveland-Cliffs, Inc., 6.750%, 03/15/2026	2,930,187	0.3
1,675,000 (1)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,818,732	0.2
1,775,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,915,891	0.2
1,650,000 (1)	Constellium SE, 6.625%, 03/01/2025	1,688,156	0.2
1,925,000 (1)	Element Solutions, Inc., 3.875%, 09/01/2028	1,983,953	0.2
2,500,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	2,715,625	0.3
4,800,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	5,043,000	0.6
350,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	377,454	0.0
950,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,039,656	0.1
965,000	Freeport-McMoRan, Inc., 4.625%, 08/01/2030	1,060,800	0.1
1,950,000 (1)	Hudbay Minerals, Inc., 6.125%, 04/01/2029	2,106,000	0.2
2,075,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	2,285,094	0.2
2,128,000 (1)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	2,413,950	0.3
2,250,000 (1)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	2,298,037	0.3
500,000 (1)	Novelis Corp., 4.750%, 01/30/2030	539,620	0.1
3,175,000 (1)	Novelis Corp., 5.875%, 09/30/2026	3,321,844	0.4
1,525,000 (1)	OCI NV, 4.625%, 10/15/2025	1,585,047	0.2
1,250,000 (1)	OCI NV, 5.250%, 11/01/2024	1,300,781	0.1
1,350,000	Olin Corp., 5.125%, 09/15/2027	1,413,977	0.2
295,000	Olin Corp., 5.000%, 02/01/2030	314,858	0.0
2,200,000 (1)	Rayonier AM Products, Inc., 7.625%, 01/15/2026	2,296,800	0.3
2,575,000 (1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,738,667	0.3
1,960,000 (1)	SPCM SA, 4.875%, 09/15/2025	2,023,700	0.2
3,950,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/2025	4,041,344	0.4
3,150,000 (1),(2)	Tronox, Inc., 6.500%, 04/15/2026	3,283,875	0.4
2,475,000 (1)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	2,318,766	0.3
2,275,000 (1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	2,415,527	0.3
		58,827,679	6.6

	Communications: 17.2%
1,925,000 (1)	Altice France Holding SA, 6.000%, 02/15/2028	1,953,076	0.2
3,375,000 (1)	Altice France Holding SA, 10.500%, 05/15/2027	3,794,766	0.4
1,550,000 (1)	Altice France SA/France, 5.125%, 01/15/2029	1,607,156	0.2
2,125,000 (1)	Altice France SA/France, 8.125%, 02/01/2027	2,345,267	0.3
1,960,000 (1)	ANGI Group LLC, 3.875%, 08/15/2028	1,998,445	0.2
600,000 (1)	Arches Buyer, Inc., 4.250%, 06/01/2028	608,745	0.1
1,600,000 (1)	Arches Buyer, Inc., 6.125%, 12/01/2028	1,655,320	0.2
4,125,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	4,409,501	0.5
3,825,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	4,064,158	0.4
1,825,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,931,762	0.2
770,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	798,994	0.1
875,000	CenturyLink, Inc., 5.625%, 04/01/2025	945,547	0.1
875,000	CenturyLink, Inc., 5.800%, 03/15/2022	913,828	0.1
2,250,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	2,283,986	0.2
3,032,000 (1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	3,104,313	0.3
275,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	272,766	0.0
1,485,000 (1)	CommScope, Inc., 7.125%, 07/01/2028	1,584,064	0.2
2,950,000 (1)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	3,181,782	0.4
2,100,000 (1)	Consolidated Communications, Inc., 6.500%, 10/01/2028	2,250,150	0.2
2,400,000 (1)	CSC Holdings LLC, 4.625%, 12/01/2030	2,508,324	0.3
2,530,000	CSC Holdings LLC, 5.250%, 06/01/2024	2,743,216	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
1,870,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	$2,052,334	0.2
1,025,000 (1)	CSC Holdings LLC, 7.500%, 04/01/2028	1,154,114	0.1
2,326,000 (1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	2,382,138	0.3
1,850,000 (1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	1,506,594	0.2
1,100,000 (1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	666,875	0.1
875,000	DISH DBS Corp., 5.000%, 03/15/2023	904,531	0.1
2,725,000	DISH DBS Corp., 5.875%, 11/15/2024	2,861,250	0.3
2,850,000	DISH DBS Corp., 7.375%, 07/01/2028	3,038,813	0.3
2,325,000	Embarq Corp., 7.995%, 06/01/2036	2,872,131	0.3
2,675,000 (1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	2,673,328	0.3
535,000 (1)	Frontier Communications Corp., 5.000%, 05/01/2028	558,741	0.1
2,250,000 (1)	Frontier Communications Corp., 6.750%, 05/01/2029	2,411,719	0.3
2,100,000 (1)	GCI LLC, 4.750%, 10/15/2028	2,243,693	0.2
2,175,000 (2)	Hughes Satellite Systems Corp., 6.625%, 08/01/2026	2,468,690	0.3
875,000 (1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	918,041	0.1
3,200,000	iHeartCommunications, Inc., 8.375%, 05/01/2027	3,421,360	0.4
2,700,000 (1)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	2,909,250	0.3
1,825,000	Level 3 Financing, Inc., 5.250%, 03/15/2026	1,888,054	0.2
2,225,000 (1)	LogMeIn, Inc., 5.500%, 09/01/2027	2,333,469	0.3
1,105,000 (1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	1,148,338	0.1
480,000 (1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	504,000	0.1
2,350,000 (1)	MDC Partners, Inc., 6.500%, 05/01/2024	2,385,861	0.3
3,375,000 (2)	Meredith Corp., 6.875%, 02/01/2026	3,296,953	0.4
1,800,000 (1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,887,408	0.2
935,000 (1)	National CineMedia LLC, 5.875%, 04/15/2028	794,750	0.1
1,400,000 (1)	Netflix, Inc., 4.875%, 06/15/2030	1,612,625	0.2
2,775,000	Netflix, Inc., 5.875%, 11/15/2028	3,331,485	0.4
2,375,000 (1)	Nexstar Broadcasting, Inc., 5.625%, 07/15/2027	2,547,936	0.3
3,150,000 (1)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	3,313,406	0.4
400,000 (1),(2)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	417,748	0.0
500,000 (1)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	526,740	0.1
1,875,000 (1)	Scripps Escrow, Inc., 5.875%, 07/15/2027	1,961,156	0.2
2,825,000 (1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	2,898,464	0.3
2,950,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	3,138,726	0.3
7,100,000	Sprint Corp., 7.125%, 06/15/2024	8,311,615	0.9
1,525,000	Sprint Corp., 7.625%, 03/01/2026	1,895,133	0.2
355,000 (1)	TEGNA, Inc., 4.625%, 03/15/2028	363,653	0.0
850,000 (1)	TEGNA, Inc., 4.750%, 03/15/2026	908,693	0.1
2,225,000	TEGNA, Inc., 5.000%, 09/15/2029	2,352,620	0.3
1,375,000	Telecom Italia Capital SA, 6.000%, 09/30/2034	1,678,311	0.2
1,775,000	Telecom Italia Capital SA, 6.375%, 11/15/2033	2,187,359	0.2
2,950,000 (1)	Terrier Media Buyer, Inc., 8.875%, 12/15/2027	3,257,906	0.4
600,000 (1)	Townsquare Media, Inc., 6.875%, 02/01/2026	630,165	0.1
3,785,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	4,071,808	0.4
1,000,000 (1)	Univision Communications, Inc., 9.500%, 05/01/2025	1,117,500	0.1
1,500,000 (3)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,687,305	0.2
2,250,000 (1)	ViaSat, Inc., 5.625%, 09/15/2025	2,304,113	0.3
400,000 (1),(2)	ViaSat, Inc., 5.625%, 04/15/2027	420,750	0.0
1,035,000 (1),(2)	ViaSat, Inc., 6.500%, 07/15/2028	1,121,686	0.1
650,000 (1)	Virgin Media Finance PLC, 5.000%, 07/15/2030	675,188	0.1
1,875,000 (1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	2,035,013	0.2
1,375,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	1,431,375	0.2
325,000 (1)	VTR Comunicaciones SpA, 5.125%, 01/15/2028	346,645	0.0
600,000 (1)	VTR Finance NV, 6.375%, 07/15/2028	656,250	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
3,135,000 (1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	$3,320,655	0.4
		154,759,630	17.2

	Consumer, Cyclical: 21.4%
2,100,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	2,132,361	0.2
2,325,000 (1)	Academy Ltd., 6.000%, 11/15/2027	2,441,250	0.3
2,525,000 (1)	Adams Homes, Inc., 7.500%, 02/15/2025	2,652,828	0.3
2,925,000 (1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	3,009,094	0.3
665,000 (1)	Adient US LLC, 9.000%, 04/15/2025	742,306	0.1
3,150,000 (1)	Affinity Gaming, 6.875%, 12/15/2027	3,303,562	0.4
2,625,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	2,910,771	0.3
1,872,046	American Airlines 2014-1 Class A Pass Through Trust, 3.700%, 10/01/2026	1,766,615	0.2
959,972	American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 09/22/2027	895,716	0.1
1,125,000 (1),(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	871,875	0.1
2,100,000 (2)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	2,266,782	0.2
1,375,000	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	1,440,312	0.2
1,155,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	1,240,181	0.1
1,375,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.625%, 01/15/2028	1,450,625	0.2
1,000,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	1,043,645	0.1
2,850,000 (1)	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025	2,922,860	0.3
2,100,000	Boyd Gaming Corp., 6.000%, 08/15/2026	2,184,000	0.2
2,075,000 (1)	Boyd Gaming Corp., 8.625%, 06/01/2025	2,310,388	0.3
2,200,000 (1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	2,345,761	0.3
3,100,000 (1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	3,136,905	0.3
2,175,000 (1)	Carnival Corp., 7.625%, 03/01/2026	2,373,719	0.3
1,150,000 (1)	Carnival Corp., 9.875%, 08/01/2027	1,324,656	0.1
2,375,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	2,499,687	0.3
3,150,000	Century Communities, Inc., 5.875%, 07/15/2025	3,287,482	0.4
2,200,000 (1)	Cinemark USA, Inc., 8.750%, 05/01/2025	2,385,625	0.3
515,000 (1),(4)	Core & Main Holdings L.P., 8.625% (PIK Rate 9.375%, Cash Rate 8.625%), 09/15/2024	528,143	0.1
3,175,000 (1)	Core & Main L.P., 6.125%, 08/15/2025	3,288,109	0.4
745,000	Dana, Inc., 5.625%, 06/15/2028	803,382	0.1
1,175,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	1,283,480	0.1
2,925,000	Delta Air Lines, Inc., 2.900%, 10/28/2024	2,887,464	0.3
455,000	Delta Air Lines, Inc., 7.375%, 01/15/2026	520,079	0.1
2,150,000	Ford Motor Co., 9.000%, 04/22/2025	2,644,790	0.3
2,025,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	2,123,719	0.2
2,875,000	Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	3,072,656	0.3
2,875,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	3,205,481	0.4
3,575,000	Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	3,861,000	0.4
1,695,000 (1),(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,825,032	0.2
2,875,000 (1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	2,900,242	0.3
1,000,000	Hilton Domestic Operating Co., Inc., 5.125%, 05/01/2026	1,035,000	0.1
710,000 (1)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	773,456	0.1
1,625,000 (1)	IAA, Inc., 5.500%, 06/15/2027	1,725,547	0.2
1,775,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,896,694	0.2
1,750,000 (1)	Interface, Inc., 5.500%, 12/01/2028	1,845,156	0.2
1,300,000 (1)	IRB Holding Corp., 6.750%, 02/15/2026	1,343,355	0.1
3,275,000	L Brands, Inc., 6.750%, 07/01/2036	3,654,900	0.4
1,195,000 (1)	L Brands, Inc., 6.875%, 07/01/2025	1,299,312	0.1
535,000 (1)	L Brands, Inc., 9.375%, 07/01/2025	658,719	0.1
2,250,000 (1)	LBM Acquisition LLC, 6.250%, 01/15/2029	2,344,961	0.3
3,275,000 (1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	3,336,062	0.4
1,925,000	M/I Homes, Inc., 4.950%, 02/01/2028	2,043,724	0.2
775,000	M/I Homes, Inc., 5.625%, 08/01/2025	808,825	0.1
1,125,000 (2)	Macy's Retail Holdings LLC, 3.625%, 06/01/2024	1,072,575	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
950,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	$732,336	0.1
1,400,000	Mattel, Inc., 5.450%, 11/01/2041	1,546,503	0.2
1,650,000	Meritage Homes Corp., 5.125%, 06/06/2027	1,849,749	0.2
1,775,000	Meritage Homes Corp., 7.000%, 04/01/2022	1,892,177	0.2
3,325,000 (1)	Meritor, Inc., 4.500%, 12/15/2028	3,414,359	0.4
525,000	MGM Resorts International, 5.500%, 04/15/2027	585,850	0.1
1,175,000	MGM Resorts International, 6.000%, 03/15/2023	1,263,125	0.1
2,375,000 (1),(2)	Michaels Stores, Inc., 8.000%, 07/15/2027	2,557,139	0.3
1,450,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	1,561,469	0.2
2,450,000 (1),(2)	Motion Bondco DAC, 6.625%, 11/15/2027	2,569,437	0.3
1,825,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	1,945,569	0.2
450,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	477,477	0.1
2,075,000 (1)	Navistar International Corp., 6.625%, 11/01/2025	2,176,467	0.2
2,450,000 (1),(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	2,560,495	0.3
1,400,000 (1)	PetSmart, Inc., 5.875%, 06/01/2025	1,441,125	0.2
1,560,000 (1)	PetSmart, Inc., 7.125%, 03/15/2023	1,561,404	0.2
2,315,000 (1)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	2,480,407	0.3
655,000 (1)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	711,494	0.1
2,100,000 (1)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	2,457,630	0.3
1,150,000 (1)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,188,111	0.1
2,125,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	2,288,412	0.3
1,000,000 (1)	Scientific Games International, Inc., 8.250%, 03/15/2026	1,079,305	0.1
950,000 (1),(2)	Scientific Games International, Inc., 8.625%, 07/01/2025	1,041,437	0.1
3,225,000 (1)	SeaWorld Parks & Entertainment, Inc., 9.500%, 08/01/2025	3,507,188	0.4
2,125,000 (1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	2,215,738	0.2
2,625,000	Sonic Automotive, Inc., 6.125%, 03/15/2027	2,771,016	0.3
2,600,000 (1)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	2,758,574	0.3
1,900,000 (1)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,885,750	0.2
675,000 (1)	Station Casinos LLC, 4.500%, 02/15/2028	681,328	0.1
2,175,000 (1)	Station Casinos LLC, 5.000%, 10/01/2025	2,204,199	0.2
2,275,000 (1)	STL Holding Co. LLC, 7.500%, 02/15/2026	2,360,313	0.3
2,800,000	Tempur Sealy International, Inc., 5.500%, 06/15/2026	2,917,460	0.3
1,875,000 (2)	Tenneco, Inc., 5.000%, 07/15/2026	1,728,516	0.2
850,000 (1)	Tenneco, Inc., 7.875%, 01/15/2029	955,940	0.1
1,875,000	TRI Pointe Group, Inc., 5.700%, 06/15/2028	2,121,563	0.2
1,550,000 (2)	United Airlines Holdings, Inc., 4.250%, 10/01/2022	1,559,688	0.2
1,550,000 (2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,528,184	0.2
2,500,000 (1)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	2,644,850	0.3
1,950,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,910,715	0.2
1,055,000 (1)	Viking Cruises Ltd., 13.000%, 05/15/2025	1,262,703	0.1
450,000 (1)	VOC Escrow Ltd., 5.000%, 02/15/2028	447,667	0.0
2,175,000 (1)	White Cap Buyer LLC, 6.875%, 10/15/2028	2,323,172	0.3
1,950,000 (1)	William Carter Co/The, 5.625%, 03/15/2027	2,056,031	0.2
1,065,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	1,104,272	0.1
2,300,000 (1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	2,353,188	0.3
500,000 (1)	Wolverine World Wide, Inc., 6.375%, 05/15/2025	534,688	0.1
1,650,000 (1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	1,717,526	0.2
1,155,000 (1)	Wyndham Hotels & Resorts, Inc., 5.375%, 04/15/2026	1,197,591	0.1
		191,850,206	21.4

	Consumer, Non-cyclical: 16.7%
2,675,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	2,878,099	0.3
1,900,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	1,921,850	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
925,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	$1,020,164	0.1
2,250,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	2,452,230	0.3
1,425,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	1,521,259	0.2
2,625,000 (1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	2,865,817	0.3
575,000 (1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	589,375	0.1
2,450,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	2,571,140	0.3
1,950,000 (1)	Avantor Funding, Inc., 4.625%, 07/15/2028	2,064,562	0.2
4,975,000 (1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	5,540,085	0.6
2,100,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	2,202,102	0.3
2,100,000 (1)	Bausch Health Cos, Inc., 5.250%, 02/15/2031	2,197,849	0.3
1,550,000 (1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,706,379	0.2
1,825,000 (1),(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,893,246	0.2
1,700,000 (1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	1,798,311	0.2
1,350,000	Centene Corp., 3.375%, 02/15/2030	1,422,434	0.2
3,450,000	Centene Corp., 4.625%, 12/15/2029	3,834,692	0.4
925,000	Centene Corp., 4.750%, 01/15/2025	950,419	0.1
900,000 (1)	Centene Corp., 5.375%, 06/01/2026	950,364	0.1
2,300,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	2,406,375	0.3
820,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	834,350	0.1
2,650,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	2,787,045	0.3
1,025,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	1,103,412	0.1
500,000 (1)	CHS/Community Health Systems, Inc., 6.000%, 01/15/2029	540,755	0.1
2,650,000 (1)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	2,794,041	0.3
775,000 (1)	CHS/Community Health Systems, Inc., 8.125%, 06/30/2024	804,062	0.1
975,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	991,804	0.1
1,065,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,129,566	0.1
2,050,000 (1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	2,126,619	0.2
1,320,000	Encompass Health Corp., 4.625%, 04/01/2031	1,414,050	0.2
829,000 (1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	705,479	0.1
542,000 (1)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	606,024	0.1
875,000 (1)	Gartner, Inc., 3.750%, 10/01/2030	919,844	0.1
1,950,000 (1)	Gartner, Inc., 4.500%, 07/01/2028	2,059,687	0.2
2,085,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	2,196,673	0.2
1,875,000	HCA, Inc., 3.500%, 09/01/2030	1,992,854	0.2
5,000,000	HCA, Inc., 5.375%, 02/01/2025	5,630,075	0.6
1,125,000	HCA, Inc., 5.625%, 09/01/2028	1,330,903	0.2
1,625,000 (1)	Hill-Rom Holdings, Inc., 4.375%, 09/15/2027	1,720,786	0.2
685,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 4.625%, 06/15/2025	723,524	0.1
1,930,000 (1)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	2,062,687	0.2
3,000,000 (1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	3,374,310	0.4
1,825,000 (1)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	2,099,224	0.2
2,700,000 (1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	3,037,082	0.3
3,200,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	3,462,364	0.4
4,850,000	Kraft Heinz Foods Co., 5.000%, 07/15/2035	5,881,437	0.7
1,650,000 (1)	Kraft Heinz Foods Co., 5.500%, 06/01/2050	2,083,673	0.2
1,875,000 (1)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	1,907,813	0.2
775,000 (1)	LifePoint Health, Inc., 5.375%, 01/15/2029	775,426	0.1
350,000 (1)	Molina Healthcare, Inc., 3.875%, 11/15/2030	376,250	0.0
1,375,000 (1)	Molina Healthcare, Inc., 4.375%, 06/15/2028	1,448,563	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,200,000	Molina Healthcare, Inc., 5.375%, 11/15/2022	$1,272,750	0.1
2,025,000 (1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	1,981,969	0.2
1,450,000	New Albertsons L.P., 7.450%, 08/01/2029	1,721,599	0.2
300,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.625%, 10/01/2028	326,528	0.0
1,950,000 (1)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	2,209,594	0.3
1,728,000 (1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,877,144	0.2
2,125,000 (1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	2,184,181	0.2
2,250,000 (1)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	2,443,185	0.3
1,175,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,237,522	0.1
3,275,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	3,494,016	0.4
2,625,000 (1)	Primo Water Holdings, Inc., 5.500%, 04/01/2025	2,713,594	0.3
3,100,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	3,343,226	0.4
1,150,000 (1)	Spectrum Brands, Inc., 5.500%, 07/15/2030	1,241,281	0.1
1,200,000 (1)	Syneos Health, Inc., 3.625%, 01/15/2029	1,205,568	0.1
1,725,000	Tenet Healthcare Corp., 5.125%, 05/01/2025	1,760,777	0.2
2,460,000 (1)	Tenet Healthcare Corp., 6.125%, 10/01/2028	2,572,004	0.3
4,125,000	Tenet Healthcare Corp., 6.750%, 06/15/2023	4,441,800	0.5
1,755,000	TreeHouse Foods, Inc., 4.000%, 09/01/2028	1,818,619	0.2
2,250,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	2,356,830	0.3
480,000	United Rentals North America, Inc., 3.875%, 02/15/2031	504,444	0.1
1,650,000	United Rentals North America, Inc., 4.875%, 01/15/2028	1,759,313	0.2
825,000	United Rentals North America, Inc., 5.250%, 01/15/2030	917,297	0.1
1,850,000 (1)	Vizient, Inc., 6.250%, 05/15/2027	1,995,336	0.2
2,325,000 (1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	2,387,484	0.3
		149,473,195	16.7

	Energy: 12.0%
2,600,000 (2)	Antero Resources Corp., 5.000%, 03/01/2025	2,474,875	0.3
2,675,000	Apache Corp., 4.375%, 10/15/2028	2,788,634	0.3
2,675,000	Apache Corp., 5.100%, 09/01/2040	2,873,953	0.3
1,350,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,408,671	0.2
950,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	1,024,813	0.1
2,250,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.250%, 12/31/2028	2,250,000	0.2
2,225,000 (1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	2,247,250	0.2
1,050,000 (1)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	1,120,875	0.1
750,000	Cenovus Energy, Inc., 3.800%, 09/15/2023	779,360	0.1
200,000	Cenovus Energy, Inc., 5.250%, 06/15/2037	226,424	0.0
575,000	Cenovus Energy, Inc., 5.375%, 07/15/2025	648,664	0.1
1,125,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	1,320,695	0.1
600,000 (1)	CNX Resources Corp., 6.000%, 01/15/2029	615,816	0.1
2,650,000 (1)	CNX Resources Corp., 7.250%, 03/14/2027	2,838,866	0.3
2,635,000	Comstock Resources, Inc., 9.750%, 08/15/2026	2,829,990	0.3
700,000	Comstock Resources, Inc., 9.750%, 08/15/2026	751,625	0.1
550,000	Continental Resources, Inc., 4.900%, 06/01/2044	541,406	0.1
625,000 (1)	Continental Resources, Inc./OK, 5.750%, 01/15/2031	694,909	0.1
1,874,000 (2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	1,911,480	0.2
1,025,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.250%, 04/01/2023	1,029,484	0.1
955,000	DCP Midstream Operating L.P., 5.125%, 05/15/2029	1,060,824	0.1
955,000	DCP Midstream Operating L.P., 5.375%, 07/15/2025	1,051,164	0.1
200,000	DCP Midstream Operating L.P., 5.600%, 04/01/2044	207,103	0.0
1,950,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	2,166,450	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
2,200,000	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	$2,142,019	0.2
3,800,000	EnLink Midstream LLC, 5.375%, 06/01/2029	3,702,625	0.4
3,875,000 (1)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	4,124,453	0.5
975,000	EQM Midstream Partners L.P., 5.500%, 07/15/2028	1,067,606	0.1
1,200,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	1,315,500	0.1
465,000	EQM Midstream Partners L.P., 6.500%, 07/15/2048	483,165	0.1
500,000	EQT Corp., 5.000%, 01/15/2029	528,410	0.1
900,000 (1)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	941,625	0.1
1,653,000 (1)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	1,722,219	0.2
2,450,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 10/01/2025	2,486,493	0.3
1,110,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.000%, 12/01/2024	1,105,721	0.1
2,300,000 (1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	2,357,500	0.3
1,300,000	Laredo Petroleum, Inc., 9.500%, 01/15/2025	1,132,222	0.1
2,900,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	2,211,250	0.2
1,475,000	Murphy Oil Corp., 5.750%, 08/15/2025	1,471,467	0.2
795,000	Murphy Oil Corp., 5.875%, 12/01/2027	783,822	0.1
6,050,000	Occidental Petroleum Corp., 4.200%, 03/15/2048	4,930,750	0.5
1,000,000	Occidental Petroleum Corp., 4.400%, 04/15/2046	873,170	0.1
1,025,000	Occidental Petroleum Corp., 5.500%, 12/01/2025	1,070,597	0.1
3,975,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	4,321,819	0.5
1,950,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	2,254,054	0.3
3,050,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	3,275,182	0.4
2,975,000 (1)	Parsley Energy LLC / Parsley Finance Corp., 5.625%, 10/15/2027	3,260,600	0.4
3,325,000	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	3,192,000	0.4
2,420,000	QEP Resources, Inc., 5.250%, 05/01/2023	2,550,680	0.3
3,675,000 (1)	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.500%, 06/15/2025	3,655,063	0.4
600,000 (1)	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	625,125	0.1
1,200,000	Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	1,277,124	0.1
1,125,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,152,174	0.1
1,525,000 (1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	1,649,234	0.2
2,250,000 (1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	2,444,625	0.3
1,325,000 (1)	Viper Energy Partners L.P., 5.375%, 11/01/2027	1,386,864	0.2
925,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	921,263	0.1
3,525,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	3,571,336	0.4
775,000	WPX Energy, Inc., 4.500%, 01/15/2030	822,663	0.1
1,825,000	WPX Energy, Inc., 5.250%, 10/15/2027	1,936,891	0.2
		107,610,642	12.0

	Financial: 4.1%
1,825,000	Ally Financial, Inc., 5.750%, 11/20/2025	2,126,115	0.2
1,850,000 (1)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,933,250	0.2
2,200,000 (1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	2,432,375	0.3
3,325,000 (1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	3,413,029	0.4
1,300,000 (1)	Freedom Mortgage Corp., 7.625%, 05/01/2026	1,376,635	0.1
2,300,000 (1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	2,409,250	0.3
1,585,000 (3)	JPMorgan Chase & Co., 4.600%, 12/31/2199	1,638,494	0.2
1,950,000 (1)	LPL Holdings, Inc., 4.625%, 11/15/2027	2,024,344	0.2
475,000 (1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	486,578	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,775,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	$1,931,244	0.2
1,975,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	2,042,891	0.2
2,350,000	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	2,503,984	0.3
2,300,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	2,406,881	0.3
1,850,000	Navient Corp., 5.000%, 03/15/2027	1,868,740	0.2
900,000	Navient Corp., 7.250%, 09/25/2023	988,069	0.1
525,000	OneMain Finance Corp., 4.000%, 09/15/2030	545,402	0.1
3,525,000	OneMain Finance Corp., 5.375%, 11/15/2029	3,974,438	0.4
2,675,000 (1)	Quicken Loans LLC, 5.250%, 01/15/2028	2,860,578	0.3
		36,962,297	4.1

	Industrial: 9.5%
500,000	AECOM, 5.125%, 03/15/2027	558,195	0.1
2,675,000	AECOM, 5.875%, 10/15/2024	2,990,061	0.3
3,525,000 (1),(4)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	3,767,344	0.4
3,175,000 (1)	Berry Global, Inc., 5.625%, 07/15/2027	3,420,070	0.4
650,000 (1)	Bombardier, Inc., 6.000%, 10/15/2022	639,697	0.1
1,675,000 (1)	Bombardier, Inc., 8.750%, 12/01/2021	1,744,789	0.2
1,250,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,345,312	0.1
1,220,000 (1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	1,324,871	0.1
2,225,000 (1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	2,298,703	0.3
3,625,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	3,859,492	0.4
1,900,000 (1)	Clark Equipment Co., 5.875%, 06/01/2025	2,010,438	0.2
1,025,000 (1)	Clean Harbors, Inc., 4.875%, 07/15/2027	1,071,125	0.1
800,000 (1)	Clean Harbors, Inc., 5.125%, 07/15/2029	876,348	0.1
2,300,000 (1)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	2,390,562	0.3
1,000,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,009,375	0.1
525,000 (1)	GFL Environmental, Inc., 4.250%, 06/01/2025	545,672	0.1
1,035,000 (1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,150,791	0.1
2,250,000 (1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	2,283,840	0.3
2,000,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	2,213,750	0.2
2,200,000 (1),(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	2,453,000	0.3
1,025,000 (1),(4)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	1,031,406	0.1
2,525,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	2,599,172	0.3
2,675,000 (1)	Koppers, Inc., 6.000%, 02/15/2025	2,760,266	0.3
2,675,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	2,942,500	0.3
2,350,000 (1)	Norbord, Inc., 5.750%, 07/15/2027	2,534,663	0.3
2,400,000	Park-Ohio Industries, Inc., 6.625%, 04/15/2027	2,490,000	0.3
2,650,000 (1)	PGT Innovations, Inc., 6.750%, 08/01/2026	2,828,372	0.3
3,450,000 (1),(2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	3,559,969	0.4
2,200,000 (1)	Rolls-Royce PLC, 5.750%, 10/15/2027	2,439,250	0.3
2,100,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	2,186,625	0.2
2,325,000 (1)	SSL Robotics LLC, 9.750%, 12/31/2023	2,631,609	0.3
1,405,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,413,781	0.2
570,000 (1)	Stericycle, Inc., 3.875%, 01/15/2029	586,388	0.1
2,265,000 (1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	2,454,263	0.3
600,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	612,687	0.1
1,625,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,708,281	0.2
1,775,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,892,257	0.2
1,640,000	TransDigm, Inc., 5.500%, 11/15/2027	1,726,592	0.2
2,050,000	TransDigm, Inc., 6.375%, 06/15/2026	2,125,594	0.2
1,275,000	TransDigm, Inc., 6.500%, 05/15/2025	1,312,453	0.1
2,825,000 (1)	Vertical Holdco GmbH, 7.625%, 07/15/2028	3,084,547	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
660,000 (1)	Vertical US Newco, Inc., 5.250%, 07/15/2027	$700,838	0.1
2,050,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	2,147,375	0.2
		85,722,323	9.5

	REITs - Hotels: 1.1%
690,000 (1)	Iron Mountain, Inc., 5.000%, 07/15/2028	733,905	0.1
1,130,000 (1)	Iron Mountain, Inc., 5.250%, 07/15/2030	1,221,812	0.1
920,000 (1)	Iron Mountain, Inc., 5.625%, 07/15/2032	1,015,556	0.1
1,135,000 (1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	1,216,720	0.1
3,025,000 (1)	SBA Communications Corp., 3.875%, 02/15/2027	3,180,939	0.3
2,455,000	Service Properties Trust, 4.375%, 02/15/2030	2,398,228	0.3
535,000	Service Properties Trust, 7.500%, 09/15/2025	616,850	0.1
		10,384,010	1.1

	Technology: 5.6%
3,150,000 (1)	Ascend Learning LLC, 6.875%, 08/01/2025	3,248,107	0.4
2,250,000 (1)	Austin BidCo, Inc., 7.125%, 12/15/2028	2,352,656	0.3
1,950,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	2,012,156	0.2
695,000 (1)	Boxer Parent Co., Inc., 7.125%, 10/02/2025	755,387	0.1
695,000 (1)	Boxer Parent Co., Inc., 9.125%, 03/01/2026	749,731	0.1
805,000 (1)	BY Crown Parent LLC / BY Bond Finance, Inc., 4.250%, 01/31/2026	826,131	0.1
2,000,000 (1)	BY Crown Parent LLC, 7.375%, 10/15/2024	2,042,290	0.2
2,075,000 (1)	Castle US Holding Corp., 9.500%, 02/15/2028	2,079,866	0.2
1,390,000	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	1,419,120	0.2
1,025,000	CDW LLC / CDW Finance Corp., 4.125%, 05/01/2025	1,074,256	0.1
1,675,000	CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,875,774	0.2
4,675,000 (1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	4,774,344	0.5
2,050,000	Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	2,180,472	0.2
1,255,000 (1)	Entegris, Inc., 4.375%, 04/15/2028	1,339,713	0.2
645,000 (1)	Entegris, Inc., 4.625%, 02/10/2026	669,994	0.1
2,915,000 (1)	Microchip Technology, Inc., 4.250%, 09/01/2025	3,084,655	0.3
2,025,000 (1)	MTS Systems Corp., 5.750%, 08/15/2027	2,203,858	0.3
1,925,000 (1)	ON Semiconductor Corp., 3.875%, 09/01/2028	1,989,969	0.2
375,000 (1)	Open Text Corp., 3.875%, 02/15/2028	389,708	0.0
1,150,000 (1)	Open Text Corp., 5.875%, 06/01/2026	1,197,438	0.1
2,025,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	2,157,921	0.2
455,000 (1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	477,557	0.1
1,775,000 (1)	Science Applications International Corp., 4.875%, 04/01/2028	1,884,553	0.2
2,180,000 (1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	2,255,864	0.3
2,100,000 (1)	Unisys Corp., 6.875%, 11/01/2027	2,299,500	0.3
1,725,000 (1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,760,647	0.2
2,690,000 (1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	2,763,975	0.3
		49,865,642	5.6

	Utilities: 2.2%
2,225,000 (1)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	2,388,404	0.3
2,900,000 (1)	Drax Finco PLC, 6.625%, 11/01/2025	3,043,188	0.3
2,675,000 (1)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	2,683,359	0.3
1,725,000 (1)	NRG Energy, Inc., 3.375%, 02/15/2029	1,769,289	0.2
1,575,000 (1)	NRG Energy, Inc., 3.625%, 02/15/2031	1,623,313	0.2
1,825,000	NRG Energy, Inc., 6.625%, 01/15/2027	1,929,938	0.2
2,525,000	PG&E Corp., 5.250%, 07/01/2030	2,780,656	0.3
1,300,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,356,485	0.2
1,700,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,810,670	0.2
		19,385,302	2.2

	Total Corporate Bonds/Notes (Cost $799,593,408)	864,840,926	96.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: 0.8%
	Consumer, Cyclical: 0.5%
2,494,670	Golden Nugget LLC TL B 1L, 3.250%, (US0001M + 2.500%), 10/04/2023	$2,417,751	0.3
1,989,770	IRB Holding Corp - TL B 1L, 3.750%, (US0001M + 2.750%), 02/05/2025	1,976,588	0.2
		4,394,339	0.5

	Electronics/Electrical: 0.2%
1,902,409	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 4.000%, (US0003M + 3.000%), 11/03/2023	1,903,203	0.2

	Health Care: 0.1%
740,487	Bausch Health Companies, Inc. 2018 Term Loan B, 3.148%, (US0001M + 3.000%), 06/02/2025	738,520	0.1

	Total Bank Loans (Cost $6,658,861)	7,036,062	0.8

CONVERTIBLE BONDS/NOTES: 0.1%
	Communications: 0.1%
625,000	DISH Network Corp., 3.375%, 08/15/2026	597,332	0.1

	Total Convertible Bonds/Notes (Cost $619,800)	597,332	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.2%
	Consumer Staples: 0.2%
27,789 (5),(6)	Southeastern Grocers, Inc.	1,959,124	0 .2

	Total Common Stock (Cost $848,084)	1,959,124	0 .2

	Total Long-Term Investments (Cost $807,720,153)	874,433,444	97 .5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
	Commercial Paper: 0.8%
4,000,000	Consolidated Edison Company, 0.260%, 02/26/2021	3,998,379	0 .4
1,500,000	Entergy Corp., 0.350%, 03/15/2021	1,498,924	0 .2
2,000,000	Simon Property Group L.P., 0.120%, 01/26/2021	1,999,825	0 .2

	Total Commercial Paper (Cost $7,496,990)	7,497,128	0 .8

	Repurchase Agreements: 3.4%
2,133,737 (7)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 12/31/20, 0.10%, due 01/04/21 (Repurchase Amount $2,133,760, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.628%, Market Value plus accrued interest $2,176,412, due 02/03/21-11/20/70)	2,133,737	0 .3
1,430,500 (7)	Bethesda Securities LLC, Repurchase Agreement dated 12/31/20, 0.10%, due 01/04/21 (Repurchase Amount $1,430,516, collateralized by various U.S. Government Agency Obligations, 2.500%-5.500%, Market Value plus accrued interest $1,459,110, due 07/01/24-10/01/50)	1,430,500	0 .2
6,332,020 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $6,332,069, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,458,660, due 01/25/21-10/15/62)	6,332,020	0 .7
1,215,201 (7)	CF Secured LLC, Repurchase Agreement dated 12/31/20, 0.07%, due 01/04/21 (Repurchase Amount $1,215,210, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.750%, Market Value plus accrued interest $1,239,505, due 01/14/21-01/20/69)	1,215,201	0 .1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
4,646,108 (7)	Citadel Securities LLC, Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $4,646,174, collateralized by various U.S. Government Securities, 0.000%-7.875%, Market Value plus accrued interest $4,739,102, due 01/31/21-05/15/49)	$4,646,108	0 .5
2,475,812 (7)	JVB Financial Group LLC, Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $2,475,847, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,525,328, due 07/01/22-12/01/50)	2,475,812	0 .3
2,828,902 (7)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $2,828,942, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.125%, Market Value plus accrued interest $2,885,522, due 02/18/21-01/15/62)	2,828,902	0 .3
2,605,157 (7)	Palafox Trading LLC, Repurchase Agreement dated 12/31/20, 0.13%, due 01/04/21 (Repurchase Amount $2,605,194, collateralized by various U.S. Government Securities, 0.250%-1.125%, Market Value plus accrued interest $2,658,222, due 02/28/25-05/31/25)	2,605,157	0 .3
6,568,753 (7)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/20, 0.08%, due 01/04/21 (Repurchase Amount $6,568,811, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.000%, Market Value plus accrued interest $6,700,128, due 01/05/21-12/20/50)	6,568,753	0 .7

	Total Repurchase Agreements (Cost $30,236,190)	30,236,190	3 .4

Shares		Value	Percentage of Net Assets
	Mutual Funds(7): 0.5%
3,269,036 (7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%	3,269,036	0.3
650,000 (7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	650,000	0.1
890,000 (7),(8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	890,000	0.1
	Total Mutual Funds (Cost $4,809,036)	4,809,036	0.5

	Total Short-Term Investments (Cost $42,542,216)	42,542,354	4.7

	Total Investments in Securities (Cost $850,262,369)	$916,975,798	102 .2
	Liabilities in Excess of Other Assets	(20,114,629)	(2 .2)
	Net Assets	$896,861,169	100 .0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2020.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2020 (Unaudited) (Continued)

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Non-income producing security.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2020.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2020
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$–	$1,959,124	$1,959,124
Total Common Stock	–	–	1,959,124	1,959,124
Corporate Bonds/Notes	–	864,840,926	–	864,840,926
Convertible Bonds/Notes	–	597,332	–	597,332
Bank Loans	–	7,036,062	–	7,036,062
Short-Term Investments	4,809,036	37,733,318	–	42,542,354
Total Investments, at fair value	$4,809,036	$910,207,638	$1,959,124	$916,975,798

At December 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $850,488,867.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$66,994,078
Gross Unrealized Depreciation	(507,147)
Net Unrealized Appreciation	$66,486,931